Amounts Related To Derivative Instruments Affecting Consolidated Statements Of Operations (Detail) (Foreign Exchange Forward, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Not Designated as Hedging Instrument | Other income (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Foreign-exchange forward contracts-amount of gain (loss) on derivatives recognized in income	$ (9,262)	$ 19,302	$ 5,337
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Foreign-exchange forward contracts-amount of gain (loss) recorded in other comprehensive income	$ (1,498)